CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Common Stock Shares Issued	Par Value	Paid In Capital	Cost of Treasury Stock	Accumulated Other Comprehensive Loss	Retained Earnings	Total
Balances at the beginning at Jun. 30, 2019	[1]	$ 5,000		$ 42,946,000	$ (2,675,000)	$ 230,000	$ 3,510,000	$ 44,016,000
Balances at the beginning (in shares) at Jun. 30, 2019	[1]	47,500,000
Increase (decrease) in Stockholders' Equity
Capital Contribution				3,860,000				3,860,000
Net (loss) Income							5,361,000	5,361,000
Balances at the end at Jun. 30, 2020		$ 5,000		46,806,000	(2,675,000)	(88,000)	8,871,000	52,919,000
Balances at the end (in shares) at Jun. 30, 2020		47,500,000
Increase (decrease) in Stockholders' Equity
Contributed Retained Earnings				(6,811,000)				(6,811,000)
Net (loss) Income							34,178,000	34,178,000
Balances at the end at Jun. 30, 2021		$ 5,000	$ 5,000	39,995,000	(2,674,000)	(72,000)	43,049,000	$ 80,302,000
Balances at the end (in shares) at Jun. 30, 2021		47,500,000						47,500,000
Increase (decrease) in Stockholders' Equity
Net (loss) Income		$ 0	0	0	0	0	5,672,000	$ 5,672,000
Balances at the end at Sep. 30, 2021			5,000	39,995,000	(2,674,000)	(72,000)	48,721,000	85,975,000
Balances at the end (in shares) at Sep. 30, 2021		47,500,000
Balances at the beginning at Jun. 30, 2021		$ 5,000	5,000	39,995,000	(2,674,000)	(72,000)	43,049,000	$ 80,302,000
Balances at the beginning (in shares) at Jun. 30, 2021		47,500,000						47,500,000
Increase (decrease) in Stockholders' Equity
Net (loss) Income								$ 33,240,000
Balances at the end at Mar. 31, 2022			5,000	42,513,000	(2,674,000)	(72,000)	76,289,000	116,061,000
Balances at the end (in shares) at Mar. 31, 2022		47,500,000
Balances at the beginning at Jun. 30, 2021		$ 5,000	5,000	39,995,000	(2,674,000)	(72,000)	43,049,000	$ 80,302,000
Balances at the beginning (in shares) at Jun. 30, 2021		47,500,000						47,500,000
Increase (decrease) in Stockholders' Equity
Net (loss) Income		$ 39,995,000			(72,000)		28,619,000	$ 28,619,000
Balances at the end at Jun. 30, 2022		$ 5,000	5,000	39,995,000	(2,674,000)	(66,000)	71,668,000	$ 108,928,000
Balances at the end (in shares) at Jun. 30, 2022		47,500,000						47,500,000
Balances at the beginning at Sep. 30, 2021			5,000	39,995,000	(2,674,000)	(72,000)	48,721,000	$ 85,975,000
Balances at the beginning (in shares) at Sep. 30, 2021		47,500,000
Increase (decrease) in Stockholders' Equity
Net (loss) Income		$ 0	0	0	0	0	23,854,000	23,854,000
Balances at the end at Dec. 31, 2021			5,000	39,995,000	(2,674,000)	(72,000)	72,575,000	109,829,000
Balances at the end (in shares) at Dec. 31, 2021		47,500,000
Increase (decrease) in Stockholders' Equity
Capital Contribution		$ 0	0	2,518,000	0	0	0	2,518,000
Net (loss) Income		$ 0	0	0	0	0	3,714,000	3,714,000
Balances at the end at Mar. 31, 2022			5,000	42,513,000	(2,674,000)	(72,000)	76,289,000	116,061,000
Balances at the end (in shares) at Mar. 31, 2022		47,500,000
Balances at the beginning at Jun. 30, 2022		$ 5,000	5,000	39,995,000	(2,674,000)	(66,000)	71,668,000	$ 108,928,000
Balances at the beginning (in shares) at Jun. 30, 2022		47,500,000						47,500,000
Increase (decrease) in Stockholders' Equity
Net (loss) Income		$ 0	0	0	0	0	(7,509,000)	$ (7,509,000)
Balances at the end at Sep. 30, 2022			5,000	39,995,000	(2,674,000)	(66,000)	64,159,000	101,419,000
Balances at the end (in shares) at Sep. 30, 2022		47,500,000
Balances at the beginning at Jun. 30, 2022		$ 5,000	5,000	39,995,000	(2,674,000)	(66,000)	71,668,000	$ 108,928,000
Balances at the beginning (in shares) at Jun. 30, 2022		47,500,000						47,500,000
Increase (decrease) in Stockholders' Equity
Net (loss) Income								$ (30,774,000)
Balances at the end at Mar. 31, 2023			5,000	44,326,000	0	(66,000)	39,694,000	$ 83,959,000
Balances at the end (in shares) at Mar. 31, 2023		49,167,170						49,167,170
Balances at the beginning at Sep. 30, 2022			5,000	39,995,000	(2,674,000)	(66,000)	64,159,000	$ 101,419,000
Balances at the beginning (in shares) at Sep. 30, 2022		47,500,000
Increase (decrease) in Stockholders' Equity
Capital Contribution		$ 0	0	6,592,000				6,592,000
Net (loss) Income		$ 0	0	0	0	0	(15,515,000)	(15,515,000)
Balances at the end at Dec. 31, 2022			5,000	46,587,000	(2,674,000)	(66,000)	48,644,000	92,496,000
Balances at the end (in shares) at Dec. 31, 2022		47,500,000
Increase (decrease) in Stockholders' Equity
Conversion of Common Stock		$ 0	0	(2,674,000)	2,674,000	0	0	0
Merger: Reverse Recapitalization			0	(787,000)	0	0	0	(787,000)
Merger: Reverse Recapitalization (in shares)		1,667,170
Fair Value of Contingent Shares			0	1,200,000			(1,200,000)
Net (loss) Income		$ 0	0	0	0	0	(7,750,000)	(7,750,000)
Balances at the end at Mar. 31, 2023			$ 5,000	$ 44,326,000	$ 0	$ (66,000)	$ 39,694,000	$ 83,959,000
Balances at the end (in shares) at Mar. 31, 2023		49,167,170						49,167,170

[1]	Shares of legacy Class A common stock have been retroactively restated to give effect to the Merger.